OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
OTHER ASSETS
Schedule of other assets

	12.31.2024	12.31.2023
Related-party receivables (Note 29.)	115,400	268,246
Sale of real estate and other receivables	255,317	157,352
Advances to employees and suppliers	60,811	133,615
Surplus from post-employment benefit plans (Note 31)(1)	157,046	74,048
Indemnification assets (IPNET and VSS acquisitions)	100,664	3,157
Subletting of assets and other amounts to be realized	39,738	47,212
Total	728,976	683,630

Current	360,141	539,339
Non-current	368,835	144,291

(1)On December 31, 2024 and 2023, it includes the amounts of R$153,714 and R$69,015, respectively, referring to the distribution of the PBS-A surplus.